SUBSEQUENT EVENTS (Narrative) (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($)	Jan. 02, 2021 CAD ($) Share	Aug. 31, 2021 USD ($)	Feb. 24, 2021 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised in share-based payment arrangement | shares					500,000	400,000
Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised in share-based payment arrangement | Share		2,310,000
Proceeds from exercise of options		$ 157,500
Subsequent event [Member] | Purchase and sale agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sales price of certain water rights				$ 2,910,000
Proceeds from sale of certain water rights	$ 1,000,000
Amount of sales price of certain water rights to be received upon closing			$ 1,910,000